Cover	Dec. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2020
Entity File Number	1-16263
Entity Registrant Name	MARINE PRODUCTS CORPORATION
Entity Central Index Key	0001129155
Entity Tax Identification Number	58-2572419
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2801 Buford Highway NE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30329
City Area Code	404
Local Phone Number	321-7910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MPX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false